Fair Value Measurements	4 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Dec. 31, 2020
FAIR VALUE MEASUREMENTS
NOTE 10. FAIR VALUE MEASUREMENTS
The Company follows the guidance in ASC Topic 820 for its financial assets and liabilities that are re-measured and
reported at fair value at each reporting period,
and non-financial assets
and liabilities that
are re-measured and
reported at fair value at least annually.
The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:
Level 1:
Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
Level 2:
Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.
Level 3:
Unobservable inputs based on our assessment of the assumptions that market participants would use in pricing the asset or liability.
The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at December 31, 2020, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	December 31, 2020
Assets:
Marketable securities held in Trust Account	1	$91,997,501
Liabilities:
Warrant Liability – Public Warrants	1	3,250,667
Warrant Liability – Private Placement Warrants	3	153,347
The Warrants were accounted for as liabilities in accordance with
ASC 815-40 and
are presented within warrant liabilities on our consolidated balance sheet. The warrant liabilities are measured at fair value at inception and on a recurring basis, with changes in fair value presented within change in fair value of warrant liabilities in the consolidated statement of operations.
Initial Measurement
Both the Private Placement Warrants and the Public Warrants were initially valued using a binomial lattice model, which is considered to be a Level 3 fair value measurement. The binomial lattice model’s primary

NOTE 9. FAIR VALUE MEASUREMENTS
The Company follows the guidance in ASC Topic 820, “Fair Value Measurements” for its financial assets and liabilities that are re-measured
and reported at fair value at each reporting period, and
non-financial
assets and liabilities that are
re-measured
and reported at fair value at least annually.
The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:

Level 1:
Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2:
Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.

Level 3:	Unobservable inputs based on our assessment of the assumptions that market participants would use in pricing the asset or liability.

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at June 30, 2021 and December 31, 2020, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	June 30, 2021	December 31, 2020
Assets:
Marketable securities held in Trust Account	1	$92,029,147	$91,997,501

Liabilities:
Warrant liability — Public Warrants	1	$4,753,334	$3,250,667
Warrant liability — Private Placement Warrants	3	384,814	153,347
The Warrants were accounted for as liabilities in accordance with ASC
815-40
and are presented within warrant liabilities on our balance sheet. The warrant liabilities are measured at fair value at inception and on a recurring basis, with changes in fair value presented within change in fair value of warrant liabilities in the consolidated statements of operations.
Both the Private Placement Warrants and the Public Warrants were initially valued using a binomial lattice model, which is considered to be a Level 3 fair value measurement. As of June 30, 2021, the Public Warrants were valued using the instrument’s publicly listed trading notice as of the balance sheet date, which is considered to be a Level 1 measurement due to the use of an observable market quote in an active market. The Private Warrants were valued using a binomial lattice model, which is considered to be a Level 3 fair value measurement. The binomial lattice model’s primary unobservable input utilized in determining the fair value of the Private Placement Warrants is the expected volatility of the common stock. The expected volatility as of the Initial Public Offering date was derived from observable public warrant pricing on comparable ‘blank-check’ companies without an identified target. The expected volatility as of subsequent valuation dates will be implied from the Company’s own public warrant pricing. A binomial lattice model methodology was also used in estimating the fair value of the Public Warrants for periods where no observable traded price was available, using the same expected volatility as was used in measuring the fair value of the Private Placement Warrants. For periods subsequent to the detachment of the Warrants from the Units, the close price of the Public Warrant price will be used as the fair value as of each relevant date.
The following table presents the changes in the fair value of warrant liabilities:

	Private Placement	Public	Warrant Liabilities
Fair value as of January 1, 2021	$153,347	$3,250,667	$3,404,014
Change in valuation inputs or other assumptions	(36,167)	(766,667)	(802,834)

Fair value as of March 31, 2021	$117,180	$2,484,000	$2,601,180

Change in valuation inputs or other assumptions	267,634	2,269,334	2,536,968

Fair value as of June 30, 2021	$384,814	$4,753,334	$5,138,148

There were no transfers in or out of Level 3 from other levels in the fair value hierarchy.

Surrozen Inc [Member]
FAIR VALUE MEASUREMENTS
Note 3. Fair Value Measurement
The following tables summarize the Company’s financial assets that are measured at fair value on a recurring basis (in thousands):

	As of June 30, 2021
	Level 1	Level 2	Level 3	Total
Money market funds (1)	$8,416	$—	$—	$8,416
Commercial paper	—	6,598	—	6,598

Total financial assets measured at fair value	$8,416	$6,598	$—	$15,014

	As of December 31, 2020
	Level 1	Level 2	Level 3	Total
Money market funds (1)	$31,896	$—	$—	$31,896
Corporate bonds	—	1,115	—	1,115
Commercial paper (2)	—	15,285	—	15,285

Total financial assets measured at fair value	$31,896	$16,400	$—	$48,296

(1)	Money market funds are included in cash and cash equivalents on the condensed balance sheets as of June 30, 2021 and December 31, 2020.
(2)
As of December 31, 2020, marketable securities with original maturities of three months or less, in the amount of $2.2 million, are included in cash and cash equivalents on the condensed balance sheet.

There have been no changes to the valuation methods utilized during the six months ended June 30, 2021. The Company’s financial instruments include cash, cash equivalents, short-term investments, restricted cash, accounts payable and accrued liabilities. The carrying amount of cash and cash equivalents, restricted cash, accounts payable, and accrued liabilities approximate their fair values due to their short-term maturities.
Investments in corporate bonds and commercial paper are classified as Level 2 as they were valued based upon quoted market prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based valuation techniques for which all significant inputs are observable in the market or can be corroborated by observable market data for substantially the full term of the assets.
The following tables provide the Company’s marketable securities by security type (in thousands):

	As of June 30, 2021
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Commercial paper	$6,598	$—	$—	$6,598

Total	$6,598	$—	$—	$6,598

	As of December 31, 2020
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Corporate bonds	$1,115	$—	$—	$1,115
Commercial paper	15,285	—	—	15,285

Total	$16,400	$—	$—	$16,400

As of June 30, 2021 and December 31, 2020, $6.6 million and $14.2 million, respectively, of marketable securities are included in short-term investments. As of June 30, 2021, all marketable securities had maturities of one year or less. Gains and losses on marketable security transactions are reported on the specific-identification method. As of June 30, 2021, no investments were in an unrealized loss position.

Note 3. Fair Value
The following tables summarize the Company’s financial assets and liabilities that are measured at fair value on a recurring basis (in thousands):

	As of December 31, 2020
	Level 1	Level 2	Level 3	Total
Money market funds (1)	$31,896	$—	$—	$31,896
Corporate bonds	—	1,115	—	1,115
Commercial paper (2)	—	15,285	—	15,285

Total financial assets measured at fair value	$31,896	$16,400	$—	$48,296

	As of December 31, 2019
	Level 1	Level 2	Level 3	Total
Money market funds (1)	$28,223	$—	$—	$28,223

Total financial assets measured at fair value	$28,223	$—	$—	$28,223

(1)	Money market funds are included in cash and cash equivalents on the balance sheets as of December 31, 2020 and 2019.
(2)	Marketable securities with original maturities of three months or less, in the amount of $2.2 million, are included in cash and cash equivalents on the balance sheet as of December 31, 2020.
There have been no changes to the valuation methods utilized during the year ended December 31, 2020. The Company’s financial instruments include cash and cash equivalents, short-term investments, accounts payable, accrued liabilities, and redeemable convertible preferred stock tranche rights liabilities. The carrying amount of cash and cash equivalents, accounts payable, and accrued liabilities approximate their fair values due to their short-term maturities.
Investments in corporate bonds and commercial paper are classified as Level 2 as they were valued based upon quoted market prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based valuation techniques for which all significant inputs are observable in the market or can be corroborated by observable market data for substantially the full term of the assets.
The redeemable convertible preferred stock tranche rights liabilities were initially recorded at fair value and remeasured at each reporting period and upon the exercise or expiration of the right. The redeemable convertible preferred stock tranche rights were exercised during 2019 and remeasured and reclassified to redeemable convertible preferred stock. The initial valuation of the redeemable convertible preferred stock tranche rights was determined using Level 3 unobservable inputs, and its subsequent remeasurement was not significant.
The following table provides the Company’s marketable securities by security type (in thousands):

	As of December 31, 2020
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Corporate bonds	$1,115	$—	$—	$1,115
Commercial paper	15,285	—	—	15,285

Total	$16,400	$—	$—	$16,400

As of December 31, 2020, $2.2 million of marketable securities are included in cash and cash equivalents and $14.2 million are included in short-term investments. As of December 31, 2020, all marketable securities had maturities of one year or less. As of December 31, 2020, one investment of $
1.1
 million was in an unrealized loss position, with an unrealized loss of less than $
1,000
. This investment has not been in a continuous unrealized loss position for more than twelve months. The Company determined that the unrealized loss was not attributed to credit risk but was primarily associated with changes in interest rates. The Company does not intend to sell the investment that is in an unrealized loss position, nor is it more likely than not that the Company will be required to sell the investment before the recovery of the amortized cost basis, which may be its maturity. Accordingly, the Company did not record an allowance for credit losses associated with this investment.
The Company did
no
t hold marketable securities as of December 31, 2019.